Quarterly Report
December 31, 2019
MFS®  Tennessee
Municipal Bond Fund

Portfolio of Investments
12/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.9%
Airport Revenue – 7.6%
Memphis-Shelby County, TN, Airport Authority Facilities Rev., 5%, 7/01/2037	$1,000,000	$1,199,390
Memphis-Shelby County, TN, Airport Authority Facilities Rev., “A”, ASSD GTY, 5%, 7/01/2039	1,000,000	1,017,180
Memphis-Shelby County, TN, Airport Authority Facilities Rev., “D”, 5%, 7/01/2025	1,000,000	1,056,560
Metropolitan Government of Nashville, TN, Airport Authority Improvement Rev., “B”, 5%, 7/01/2035	1,100,000	1,268,036
Metropolitan Nashville Airport Authority, TN, Airport Rev., “B”, 5%, 7/01/2049	1,000,000	1,204,320
Metropolitan Nashville Airport Authority, TN, Airport Rev., “B”, 5%, 7/01/2054	1,000,000	1,198,140
New York Transportation Development Corp., Special Facilities Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, AGM, 4%, 7/01/2037	680,000	724,234
		$7,667,860
General Obligations - General Purpose – 11.1%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	$245,000	$247,835
Chicago, IL, “A”, 5.25%, 1/01/2033	30,000	32,831
Chicago, IL, “B”, 7.375%, 1/01/2033	256,000	306,657
Chicago, IL, General Obligation (Neighborhood Alive 21 Program), “B”, 5.5%, 1/01/2037	45,000	50,721
Chicago, IL, General Obligation Refunding Project, “A”, 5.25%, 1/01/2030	30,000	33,007
Commonwealth of Puerto Rico, Public Improvement, “A”, NATL, 5.5%, 7/01/2020	195,000	198,167
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	90,000	91,017
Franklin, TN, “C”, 5%, 6/01/2029	500,000	654,060
Jackson, TN, 5%, 6/01/2031	1,000,000	1,283,580
Memphis, TN, General Improvement, 4%, 6/01/2041	1,000,000	1,096,460
Memphis, TN, General Improvement, “B”, 5%, 4/01/2031	1,000,000	1,142,690
Memphis, TN, General Improvement, “B”, 5%, 4/01/2034	1,025,000	1,168,080
Metropolitan Government of Nashville & Davidson County, TN, 5%, 7/01/2021	1,500,000	1,528,920
Pigeon Forge, TN, Industrial Development Board, Public Facilities, 5%, 6/01/2034	1,000,000	1,049,390
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	190,000	200,676
State of Illinois, 5%, 11/01/2027	490,000	567,185
State of Tennessee, “A”, 5%, 10/01/2029 (Prerefunded 10/01/2021)	1,500,000	1,602,135
		$11,253,411
General Obligations - Schools – 2.6%
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	$25,000	$29,590
Williamson County, TN, School District, 5%, 4/01/2026	740,000	907,625
Wilson County, TN, Tenth Special School District, Limited Obligation, 4%, 4/01/2037	460,000	518,314
Wilson County, TN, Tenth Special School District, Limited Obligation, 4%, 4/01/2038	460,000	516,677
Wilson County, TN, Tenth Special School District, Limited Obligation, 4%, 4/01/2039	605,000	677,170
		$2,649,376
Healthcare Revenue - Hospitals – 20.2%
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5%, 10/01/2044	$1,000,000	$1,099,410
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/2045	500,000	559,385
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2044	500,000	589,250
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	1,000,000	1,167,500
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc. Project), 6.125%, 9/01/2040 (Prerefunded 9/01/2020)	295,000	304,773
Doylestown, PA, Hospital Rev., “A”, 4%, 7/01/2045	10,000	10,438
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	680,000	697,632
Greenville, TN, Health and Educational Facilities Board Hospital Rev. (Ballad Health), “A”, 4%, 7/01/2040	1,000,000	1,070,860
Jackson, TN, Hospital Refunding Rev. (Jackson-Madison County General Hospital), 4%, 4/01/2041	425,000	452,625
Jackson, TN, Hospital Rev. (Jackson-Madison County General Hospital), 5%, 4/01/2028	1,500,000	1,743,405
Jackson, TN, Hospital Rev. (Jackson-Madison County General Hospital), “A”, 5%, 4/01/2041	1,000,000	1,195,830
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	790,000	806,772
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.5%, 3/01/2045 (Prerefunded 6/01/2020)	265,000	270,751
Knox County, TN, Health, Educational & Housing Facility Board Hospital Rev. (Covenant Health), “A”, 5%, 1/01/2033	1,000,000	1,181,930

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Knox County, TN, Health, Educational & Housing Facility Board Hospital Rev. (East Tennessee Children's Hospital), 5%, 11/15/2038	$1,000,000	$1,201,710
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2036	750,000	867,270
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 9/01/2036	1,000,000	1,148,410
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), “A”, 5%, 7/01/2040	1,750,000	2,043,090
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), “A”, 4%, 7/01/2047	1,500,000	1,610,070
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., 6%, 8/01/2030 (Prerefunded 8/01/2020)	60,000	61,639
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unrefunded Balance, 6%, 8/01/2030	25,000	25,628
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	100,000	112,384
Shelby County, TN, Health, Educational & Housing Facility Board Rev. (Methodist Healthcare), “A”, 5%, 5/01/2035	1,500,000	1,795,155
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	420,000	448,211
		$20,464,128
Healthcare Revenue - Long Term Care – 1.6%
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Blakeford at Green Hills), 5%, 7/01/2037	$1,000,000	$1,050,370
Shelby County, TN, Health, Educational & Housing Facility Board, Residential Care Facility Mortgage Rev. (Village at Germantown), 5.25%, 12/01/2049	550,000	589,221
		$1,639,591
Industrial Revenue - Other – 1.1%
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	$550,000	$748,726
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044	310,000	356,302
		$1,105,028
Miscellaneous Revenue - Other – 3.0%
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Rev., Public Improvement, “A”, 5%, 8/01/2023	$1,205,000	$1,364,964
Metropolitan Nashville Airport Authority, Special Facilities Rev. (Aero Nashville LLC Project), 5.2%, 7/01/2026	605,000	615,055
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	980,000	1,054,284
		$3,034,303
Sales & Excise Tax Revenue – 4.2%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., AGM, 5%, 12/01/2046	$780,000	$896,688
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/2030	480,000	490,800
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	300,000	315,555
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	725,000	816,538
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	23,000	23,812
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	385,000	401,948
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	332,000	352,262
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	226,000	229,101
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	76,000	77,043
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	1,000	1,022
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	39,000	40,507
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	3,000	2,633
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	41,000	32,738
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	7,000	5,194
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	380,000	260,897
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	363,000	230,933
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	167,000	44,741
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2051	215,000	41,962
		$4,264,374
Secondary Schools – 0.4%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2049	$250,000	$267,377
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/2042	130,000	142,089
		$409,466

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – 4.2%
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 3.75%, 7/01/2039	$1,500,000	$1,625,700
Tennessee Housing Development Agency, Residential Finance Program Rev., “3”, 3.85%, 7/01/2043	990,000	1,050,152
Tennessee Housing Development Agency, Residential Finance Program Rev., “3”, 3.75%, 1/01/2050	1,000,000	1,099,840
Tennessee Housing Development Agency, Residential Finance Program Rev., “4”, 2.9%, 7/01/2039	225,000	228,355
Tennessee Housing Development Agency, Residential Finance Program Rev., “4”, 3.05%, 7/01/2044	250,000	253,055
		$4,257,102
State & Local Agencies – 8.2%
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 10/01/2024 (Prerefunded 10/01/2020)	$1,000,000	$1,028,890
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 2.028% (LIBOR - 3mo. + 0.75%), 6/01/2037	795,000	739,787
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	385,000	461,018
New Jersey Economic Development Authority Rev., School Facilities Construction Rev., “LLL”, 5%, 6/15/2039	220,000	256,355
New Jersey Economic Development Authority Rev., School Facilities Construction Rev., “LLL”, 5%, 6/15/2044	365,000	420,137
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	335,000	363,237
State Public School Building Authority, PA, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	665,000	779,859
Tennessee School Board Authority, Higher Education Facilities Second Program, “A”, 5%, 11/01/2041	1,505,000	1,900,785
Tennessee School Board Authority, Higher Education Facilities Second Program, “A”, 5%, 11/01/2043	1,000,000	1,095,020
Tennessee School Board Authority, Higher Education Facilities Second Program, “A”, 5%, 11/01/2045	1,000,000	1,251,960
		$8,297,048
Student Loan Revenue – 0.2%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$45,000	$44,556
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	115,000	112,875
		$157,431
Tax - Other – 2.9%
Birmingham-Jefferson, AL, Civic Center Authority, “B”, 5%, 7/01/2043	$495,000	$587,486
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	105,000	119,257
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	60,000	67,994
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	175,000	194,628
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board, Senior Tax Rev. (Graceland Project), “A”, 4.75%, 7/01/2027	400,000	441,864
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board, Senior Tax Rev. (Graceland Project), “A”, 5.5%, 7/01/2037	100,000	112,313
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	230,000	235,064
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	260,000	283,369
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2025	25,000	27,506
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	415,000	459,538
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	380,000	422,298
		$2,951,317
Tax Assessment – 0.6%
Nashville, TN, Metropolitan Development and Housing Agency Rev. (Fifth + Broadway Development), 5.125%, 6/01/2036	$500,000	$558,740
Tobacco – 0.6%
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	$200,000	$213,654
Virgin Islands Tobacco Settlement Financing Corp., 5%, 5/15/2031	420,000	420,886
		$634,540
Toll Roads – 0.5%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	$165,000	$181,787
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	320,000	346,794
		$528,581
Transportation - Special Tax – 3.5%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/2028	$745,000	$850,336
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	280,000	316,565
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	15,000	15,393

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	$765,000	$833,070
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	270,000	292,885
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	665,000	739,786
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	45,000	49,316
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	70,000	76,448
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	90,000	97,240
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	200,000	236,082
		$3,507,121
Universities - Colleges – 8.7%
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.625%, 10/01/2039	$500,000	$501,615
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 10/01/2040	250,000	256,425
Franklin County, TN, Health & Educational Facilities Board Rev. (University of the South), 5%, 9/01/2030	375,000	408,885
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Lipscomb University Project), “A”, 5%, 10/01/2041	1,000,000	1,154,180
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Lipscomb University Project), “A”, 4%, 10/01/2049	1,000,000	1,071,770
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev., Refunding & Improvement (Trevecca Nazarene University Project), 5%, 10/01/2039	200,000	233,926
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev., Refunding & Improvement (Trevecca Nazarene University Project), 5%, 10/01/2048	1,800,000	2,073,186
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	120,000	126,149
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 12/01/2021	10,000	9,989
Shelby County, TN, Health, Educational & Housing Facility Board, Educational Facilities Rev. (Rhodes College), 4%, 8/01/2035	605,000	685,199
Shelby County, TN, Health, Educational & Housing Facility Board, Educational Facilities Rev. (Rhodes College), 4%, 8/01/2040	1,120,000	1,244,801
Shelby County, TN, Health, Educational & Housing Facility Board, Educational Facilities Rev. (Rhodes College), 5.5%, 8/01/2040 (Prerefunded 8/01/2021)	1,000,000	1,066,180
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	15,000	15,375
		$8,847,680
Universities - Dormitories – 0.6%
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CDFI Phase I LLC, University of Tennessee at Chattanooga), 5%, 10/01/2035	$500,000	$564,870
Utilities - Municipal Owned – 5.4%
Clarksville, TN, Electric System Rev., “A”, 5%, 9/01/2034 (Prerefunded 9/01/2020)	$1,250,000	$1,282,600
Guam Power Authority Rev., “A”, 5.5%, 10/01/2030 (Prerefunded 10/01/2020)	300,000	309,708
Guam Power Authority Rev., “A”, 5.5%, 10/01/2040 (Prerefunded 10/01/2020)	470,000	485,209
Memphis, TN, Electric Systems Rev., 5%, 12/01/2034	1,000,000	1,157,810
Metropolitan Government of Nashville & Davidson County, TN, Electric System Rev., “A”, 5%, 5/15/2037	1,000,000	1,210,990
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	250,000	189,375
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	40,000	30,300
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	70,000	53,200
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	90,000	68,175
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	165,000	124,988
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	40,000	30,300
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	130,000	98,475
Puerto Rico Electric Power Authority Rev., “V”, NATL, 5.25%, 7/01/2033	65,000	70,229
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	205,000	223,885
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2034	10,000	10,916
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2022 (a)(d)	65,000	48,100
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	70,000	53,200
		$5,447,460
Utilities - Other – 2.0%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), “A”, 5%, 9/01/2036	$70,000	$92,355
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	225,000	238,590
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	115,000	125,727

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Other – continued
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2023	$85,000	$95,567
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	1,200,000	1,435,428
		$1,987,667
Water & Sewer Utility Revenue – 8.7%
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2/01/2029 (Prerefunded 2/01/2023)	$1,000,000	$1,117,370
Clarksville, TN, Water, Sewer & Gas Rev., 4%, 2/01/2038	500,000	562,605
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	65,000	74,328
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	110,000	127,991
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2037	135,000	156,614
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	380,000	437,638
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	300,000	337,116
Knox County, TN, Hallsdale-Powell Utility District, Waterworks & Sewer Rev., 4%, 4/01/2035	1,000,000	1,146,540
Memphis, TN, Storm Water System Rev., 5%, 10/01/2039	1,410,000	1,707,454
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Rev., 5%, 7/01/2032	2,000,000	2,248,660
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	30,000	34,074
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	35,000	39,531
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	20,000	22,708
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	45,000	50,812
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	65,000	76,843
Wilson County, TN, West Wilson Utility District Waterworks Rev., 5%, 6/01/2030	550,000	652,866
		$8,793,150
Total Municipal Bonds		$99,020,244
Bonds – 0.1%
Consumer Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2043 (n)	$400,000	$116,865
Investment Companies (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 1.7% (v)	1,005,021	$1,005,021

Other Assets, Less Liabilities – 1.0%		1,046,477
Net Assets – 100.0%		$101,188,607
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,005,021 and $99,137,109, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $116,865, representing 0.1% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
Derivative Contracts at 12/31/19
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	6	$935,438	March – 2020	$24,271
At December 31, 2019, the fund had cash collateral of $16,200 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of December 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$99,020,244	$—	$99,020,244
U.S. Corporate Bonds	—	116,865	—	116,865
Mutual Funds	1,005,021	—	—	1,005,021
Total	$1,005,021	$99,137,109	$—	$100,142,130
Other Financial Instruments
Futures Contracts – Assets	$24,271	$—	$—	$24,271
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$940,434	$26,412,403	$26,347,347	$(426)	$(43)	$1,005,021

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$20,366	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2019, are as follows:
Tennessee	73.4%
Puerto Rico	8.0%
Guam	3.5%
New York	2.5%
Illinois	2.3%
Pennsylvania	1.5%
Kentucky	1.1%
New Jersey	1.0%
Alabama	0.9%
Florida	0.9%
South Carolina	0.8%
Virginia	0.7%
Colorado	0.5%
Maryland	0.5%
U.S. Virgin Islands	0.4%
Georgia	0.3%
Washington DC	0.3%
Iowa	0.2%
Michigan	0.1%
Mississippi	0.1%
Nebraska	0.1%
Texas	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.